Long-Term-Debt - Summary Of Partnerships Outstanding Debt Repayable- Additional Information (Details) - Partnership's Loan Agreements - SOFR	12 Months Ended
Dec. 31, 2023
Minimum
Long-Term Debt
Long-term debt, fixed margin percentage	2.00%
Maximum
Long-Term Debt
Long-term debt, fixed margin percentage	2.50%